Customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Deposits [Line Items]
Financial liabilities held for trading	€ 171,546	€ 152,151	€ 122,270
Financial liabilities designated at fair value through profit or loss	42,148	36,360	40,367
Financial liabilities at amortized cost	1,421,184	1,484,322	1,468,703
Customers
Customer Deposits [Line Items]
Financial liabilities held for trading	36,120	18,984	19,837
Financial liabilities designated at fair value through profit or loss	25,930	25,407	32,052
Financial liabilities at amortized cost	979,150	1,011,545	995,280
Total financial liabilities	1,041,200	1,055,936	1,047,169
Customers | Deposits on demand
Customer Deposits [Line Items]
Total financial liabilities	646,125	677,818	661,262
Customers | Time deposits
Customer Deposits [Line Items]
Total financial liabilities	296,797	298,276	305,296
Customers | Deposits redeemable at notice
Customer Deposits [Line Items]
Total financial liabilities	1,487	1,525	1,789
Customers | Repurchase agreements
Customer Deposits [Line Items]
Total financial liabilities	96,791	78,317	78,822
Customers | Spain
Customer Deposits [Line Items]
Total financial liabilities	437,855	395,479	388,736
Customers | Rest of Europe
Customer Deposits [Line Items]
Total financial liabilities	323,854	377,057	366,165
Customers | United Kingdom
Customer Deposits [Line Items]
Total financial liabilities	228,810	233,192	235,698
Customers | Rest of America
Customer Deposits [Line Items]
Total financial liabilities	279,491	283,400	292,268
Customers | US
Customer Deposits [Line Items]
Total financial liabilities	82,321	88,712	83,555
Customers | Rest of the world
Customer Deposits [Line Items]
Total financial liabilities	€ 0	€ 0	€ 0